Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ 1,904,846	$ 599,898	$ 90,466
Foreign	15,055,213	10,374,099	8,963,428
Total	$ 16,960,059	$ 10,973,997	$ 9,053,894